May 1, 2013

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Vanguard Charlotte Funds (the Trust)
File No. 333-177613
N-1A/A Filing and Request for Acceleration of Effectiveness

Commissioners:

On behalf of the above-named Registrant, we hereby transmit for filing, pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, Pre-Effective Amendment No. 3 to the Trust’s Registration Statement on Form N-1A. The purpose of this Amendment is to address comments of the Commission's Staff regarding the prior Amendment and to make a number of non-material changes to the text.

By separate letter dated May 1, 2013, the Trust and its distributor, Vanguard Marketing Corporation, request an accelerated effective date of May 1, 2013, pursuant to Rule 461(a) under the Securities Act of 1933. The request for acceleration is attached to this letter as Appendix A.

Please contact me at (610) 503-2398 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Barry A. Mendelson
Principal and Senior Counsel
The Vanguard Group, Inc.

Enclosures

cc: Amy Miller, Esq.,

U.S. Securities and Exchange Commission

Appendix A
461(a) Acceleration Request

May 1, 2013

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Vanguard Charlotte Funds
File No. 333-177613
Pre-Effective Amendment No. 3
Rule 461(a) Request for Acceleration

Commissioners:

Pursuant to Rule 461(a) under the Securities Act of 1933, Vanguard Charlotte Funds (the "Trust") and its distributor, Vanguard Marketing Corporation, respectfully request that the effectiveness of the Trust's registration statement on Form N-1A be accelerated to Wednesday, May 1, 2013. Pre-Effective Amendment No. 3 was filed today, May 1, 2013.

Please contact Barry Mendelson at (610) 503-2398 with any questions or comments.

Sincerely,

VANGUARD CHARLOTTE FUNDS

Name: F. William McNabb III (Heidi Stam)* Title: Chief Executive Officer and President

VANGUARD MARKETING CORPORATION, Distributor

Name: Caroline Cosby
Title: Secretary

*Pursuant to a Power of Attorney filed on March 27, 2012, see File Number 2-11444.

cc:	Amy Miller, Esq.
U.S.	Securities and Exchange Commission